Other financial assets, current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Interest reinvested in term deposits	₨ 5,547	₨ 13,452
Provision of impairment loans	₨ 72,719
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits ranges	6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits ranges	7 years